Cover Page	May 15, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 15, 2023
Entity Registrant Name	Lyft, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38846
Entity Tax Identification Number	20-8809830
Entity Address, Address Line One	185 Berry Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(844)
Local Phone Number	250-2773
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	LYFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001759509
Document Information [Line Items]
Amendment Description	In a Current Report on Form 8-K filed with the Securities and Exchange Commission on May 16, 2023, Lyft, Inc. (the “Company”) announced, among other things, the appointment of Erin Brewer as the Chief Financial Officer (“CFO”) of the Company, with an expected start date of July 10, 2023. The Company also announced that Lisa Blackwood-Kapral, the Company’s Chief Accounting Officer, would serve as interim CFO and principal financial officer during the period between the departure of the Company’s former CFO and the date Ms. Brewer begins employment. This Current Report on Form 8-K/A is being filed solely to report Ms. Blackwood-Kapral’s compensation arrangements in connection with her appointment as interim CFO.